Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current
Federal
State	910	18,186	11,590
Foreign
Total current	910	18,186	11,590
Deferred
Federal	5,054	(351,360)	280,549
State	(2,580)	(2,652)	(2,675)
Foreign
Total deferred	2,474	(354,012)	277,874
Income taxes expense (recovery)	3,384	(335,826)	289,464
Federal (national)
State and local	1,130	10,787	10,575
Foreign
Income taxes paid	$ 1,130	$ 10,787	$ 10,575